3 Furniture and Equipment (Q2)	15 Months Ended	18 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
3 Furniture and Equipment

Note 3 Furniture and Equipment

Property and equipment consisted of the following at December 31, 2013 and 2012:

	2013	2012
Office Equipment	$ 12,984	$ 12,984
Furniture and Fixtures	6,013	-
Total	18,997	12,984
Less: Accumulated Depreciation	(12,952)	(12,689)
Property and Equipment - net	6,046	295

Note 3 Furniture and Equipment

Property and equipment consisted of the following at June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31,
	2014	2013

Office Equipment	$136,144	$12,984
Furniture and Fixtures	24,884	6,013
Total	161,028	18,997
Less: Accumulated Depreciation	(21,056)	(12,951)
Property and Equipment - net	$139,972	$6,046